Prepayments and deposits (Tables)	9 Months Ended
Jul. 31, 2021
Text Block [Abstract]
Summary of Prepayments and deposits

	July 31, 2021 $	October 31, 2020 $

Prepaid lease deposits	675,773	33,501
Prepaid transaction costs	6,176,806	—
Other prepaids	1,058,857	930,450

	7,911,436	963,951